Taxation (Tables)	6 Months Ended
Sep. 30, 2021
Taxation
Schedule of current and deferred portions of income tax expense

	For the six months ended September 30,
	2021	2020
Current	$550,933	$1,744,005
Deferred	734	—
Income tax expense	$551,667	$1,744,005

Schedule of reconciliation of statutory income tax and effective tax

	For the six months ended September 30,
	2021	2020
Income before income taxes	$508,303	$6,136,698
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$127,076	$1,534,174
Additional deductible of R&D expense	—	(44,936)
Effect of tax exempt entity	411,016	252,066
Effect of previous year tax filing	1,306	—
Effect of non-tax deductible expenses	12,269	2,701
Income tax expense	$551,667	$1,744,005

Schedule of taxes payable

	As of
	September 30, 2021	March 31, 2021
Income tax payable	$244,373	$375,467
VAT payable	36,848	54,961
Other tax payables	11,311	18,057
Total	$292,532	$448,485